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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13(th) Floor
         Evanston, IL  60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:

/s/ Michael Turro              Evanston, IL          November 14, 2011
----------------------     --------------------      -----------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          11

Form 13F Information Table Value Total: $   305,050
                                        -----------
                                        (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT CONFIDENTIAL TREATMENT IS NO LONGER NECESSARY.

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                               VOTING AUTHORITY
NAME OF                         TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
ISSUER                           CLASS      CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
* CEPHALON INC                  COM       156708109   101,389  1,268,943  SH         SOLE                  1,268,943
* CHINA SEC & SURVE TECH INC    COM       16942J105       265     50,000  SH         SOLE                     50,000
* HARBIN ELECTRIC INC           COM       41145W109     1,860    123,000  SH         SOLE                    123,000
* HARBIN ELECTRIC INC           COM       41145W109    21,280  1,407,400  SH   CALL  SOLE                  1,407,400
* RALCORP HLDGS INC NEW         COM       751028101    31,364    362,258  SH         SOLE                    362,258
* RALCORP HLDGS INC NEW         COM       751028101    17,316    200,000  SH   CALL  SOLE                    200,000
* RALCORP HLDGS INC NEW         COM       751028101    31,896    368,400  SH   PUT   SOLE                    368,400
* TIMBERLAND CO                 CL A      887100105     5,641    131,282  SH         SOLE                    131,282
* VARIAN SEMICONDUCTOR EQUIPMN  COM       922207105    43,008    700,000  SH         SOLE                    700,000
* VARIAN SEMICONDUCTOR EQUIPMN  COM       922207105    42,553    692,600  SH   CALL  SOLE                    692,600
* GLOBAL CROSSING LTD           SHS NEW   G3921A175     8,478    220,900  SH   CALL  SOLE                    220,900